Convertible Preferred Stock Warrant - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Convertible Preferred Stock Warrants [Line Items]
Conversion of warrants exercise price	$ 8.07
Fair value of warrant issued		$ 431,000
Warrants expiry date	Apr. 01, 2018	Apr. 01, 2018
Warrant actual exercise date		Apr. 12, 2012
Warrants converted to common stock	80,560
Common stock, issued	17,060,111	483,242	464,994
Other Income (Expense)
Convertible Preferred Stock Warrants [Line Items]
Loss on remeasurement of convertible preferred stock warrant liability		$ 518,000
Series A Convertible Preferred Stock
Convertible Preferred Stock Warrants [Line Items]
Conversion of warrants	80560	65000
Conversion of warrants exercise price		$ 10.00
Common Class A
Convertible Preferred Stock Warrants [Line Items]
Warrant to purchase Shares	80,560
Shares surrendered for exercise of warrant	17,367
Common stock, issued	63,193